Summary of rights-of-use-assets - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	$ 18,869	$ 29,547
Amortization	(10,303)	(12,468)
Amortization	5,174	5,785
Remeasurement	(290)	(0)
Foreign exchange effect	(761)	(3,995)
At the end of the year	12,689	18,869
At the end of the year	12,689	18,869
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	47,562	45,772
At the end of the year	50,003	47,562
At the end of the year	50,003	47,562
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	(28,693)	(16,225)
At the end of the year	(37,314)	(28,693)
At the end of the year	(37,314)	(28,693)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	3,332
At the end of the year	1,887	3,332
At the end of the year	$ 1,887	3,332
Average annual amortization rates %	31.00%
Machinery equipment and facilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	$ 4,940
At the end of the year	4,803	4,940
At the end of the year	$ 4,803	4,940
Average annual amortization rates %	34.00%
I t equipmrnt [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	$ 284
At the end of the year	(0)	284
At the end of the year	$ (0)	284
Average annual amortization rates %	33.00%
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	$ 10,313
At the end of the year	5,999	10,313
At the end of the year	$ 5,999	10,313
Average annual amortization rates %	34.00%
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization	$ (0)
Amortization	(1,063)
Remeasurement	(290)
Foreign exchange effect	(92)
At the end of the year	1,887
At the end of the year	1,887
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	6,461
At the end of the year	5,731	6,461
At the end of the year	5,731	6,461
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	(3,129)
At the end of the year	(3,844)	(3,129)
At the end of the year	(3,844)	(3,129)
Machinery equipment and facilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization	2,723
Amortization	(2,668)
Remeasurement
Foreign exchange effect	(192)
At the end of the year	4,803
At the end of the year	4,803
Machinery equipment and facilities [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	10,639
At the end of the year	17,560	10,639
At the end of the year	17,560	10,639
Machinery equipment and facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	(5,699)
At the end of the year	(12,757)	(5,699)
At the end of the year	(12,757)	(5,699)
I t equipmrnt [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization	(0)
Amortization	(284)
Remeasurement
Foreign exchange effect
I t equipmrnt [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	5,846
At the end of the year	5,427	5,846
At the end of the year	5,427	5,846
I t equipmrnt [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	(5,562)
At the end of the year	(5,427)	(5,562)
At the end of the year	(5,427)	(5,562)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization	2,451
Amortization	(6,288)
Remeasurement
Foreign exchange effect	(477)
At the end of the year	5,999
At the end of the year	5,999
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	24,616
At the end of the year	21,285	24,616
At the end of the year	21,285	24,616
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year	(14,303)
At the end of the year	(15,286)	(14,303)
At the end of the year	(15,286)	$ (14,303)
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the year
At the end of the year